DERIVATIVE LIABILITIES (Detail) - Schedule of Derivative Instruments (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Liability	$ 671,791	$ 496,827	$ 0
Conversion Features - Embedded Derivatives [Member]
Derivative Liability	251,425	82,237	0
Conversion Features - Tainted Equity [Member]
Derivative Liability	72,207	208,971	0
Warrants - Tainted Equity [Member]
Derivative Liability	$ 348,159	$ 205,619	$ 0